Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Balances and Transactions with Related Parties (Table Text Block)

Consolidated Balance Sheets	As of June 30, 2012	As of December 31, 2011
Assets:
Hire receivable (c)	$33	$—

Total assets	$33	$—

Liabilities:
Manager - payments on behalf of the Partnership (a)	$7,185	$8,138
Management fee payable to CSM (b)	$1,838	$2,434

Due to related parties	$9,023	$10,572

Deferred revenue - current (e)	$6,292	$4,225

Total liabilities	$15,315	$14,797

Related Party Transactions Disclosure (Table Text Block)

	For the six-month period ended June 30,
	2012	2011
Revenues (c)	$33,904	$11,597
Vessel operating expenses	13,422	14,903
Voyage expenses	284	—
General and administrative expenses (d)	1,539	540

Charter Agreements (Table Text Block)

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1TC	03/2010	03/2011	$12.0 ($11.9)
M/T Agisilaos	0.25 TC	03/2011	08/2011	$13.0 ($12.8)
M/T Agisilaos	1 TC	08/2011	07/2012	$13.5 ($13.3)
M/T Arionas	1 TC	10/2010	10/2011	$12.0 ($11.9)
M/T Arionas	1 TC	10/2011	09/2012	$13.8 ($13.6)
M/T Axios	1TC	02/2010	03/2011	$12.8 ($12.6)
M/T Axios	1TC	06/2012	05/2013	$14.0 ($13.8)
M/T Alkiviadis	2TC	06/2010	07/2012	$13.0 ($12.8)
M/T Amore Mio II	1 TC	01/2011	12/2011	$25.3 ($25.0)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	03/2012	$18.3 ($18.0)
M/T Avax	1 TC	05/2011	05/2013	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2011	07/2012	$14.0 ($13.8)
M/T Alexander the Great	1+1+1 TC	11/2011	10/2012	$28.0+$34.0+$38.0 ($27.7+$33.6+$37.5)
M/T Amoureux	1+1+1 TC	10/2011	09/2012	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Aias	1+1+1 TC	11/2011	10/2012	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Achilleas	1+1+1 TC	01/2012	12/2012	$28.0+$34.0+$38.0 ($27.7+$33.6+$37.5)
M/T Miltiadis M II	1 TC	03/2012	02/2013	$18.3 ($18.0)